Share Capital (Details Narrative) (USD $)	1 Months Ended
	Jan. 31, 2013	Aug. 31, 2012
Transaction #1
Sale of common stock, Value	$ 15,000	$ 12,000
Sale of common stock, Shares	300,000	120,000
Transaction #2
Sale of common stock, Value		$ 100,000
Sale of common stock, Shares		670,000